Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA International Value Portfolio – Institutional
Account Value	$ 16,947	$ 13,901	$ 11,888	$ 13,808	$ 9,150	$ 11,279	$ 10,911	$ 11,900	$ 9,418	$ 9,437	$ 10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA International Value Portfolio III – Institutional
Account Value	$ 17,162	14,075	12,035	13,963	9,243	11,372	10,988	11,955	9,451	9,459	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA Two-Year Fixed Income Portfolio – Institutional
Account Value	$ 11,331	10,750	10,263	10,718	10,737	10,631	10,314	10,225	10,132	10,057	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA Two-Year Government Portfolio – Institutional
Account Value	$ 11,119	10,561	10,065	10,491	10,524	10,444	10,176	10,115	10,096	10,038	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Portfolio II – Institutional
Account Value	$ 14,927	12,095	10,696	14,448	11,843	11,559	10,400	11,822	9,454	8,498	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Global Allocation 25/75 Portfolio – Institutional
Account Value	$ 14,584	12,970	12,345	13,524	12,294	11,815	11,070	11,044	10,385	10,079	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Global Allocation 60/40 Portfolio – Institutional
Account Value	$ 19,076	15,664	14,691	16,857	13,508	13,004	11,928	11,922	10,408	10,000	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Portfolio – Institutional
Account Value	$ 24,861	18,802	17,426	20,537	14,365	14,155	12,865	12,896	10,373	10,007	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Large Cap Value Portfolio III – Institutional
Account Value	$ 23,910	18,345	18,496	19,161	12,878	14,540	13,573	13,189	10,609	10,134	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Large Company Portfolio – Institutional
Account Value	$ 33,747	24,476	22,227	26,059	18,240	16,637	14,557	13,573	10,986	10,509	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value	$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI Index (net div.)
Account Value	$ 23,070	17,453	15,964	20,126	14,591	14,009	12,512	12,658	10,247	10,011	10,000
MSCI All Country World IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Account Value	$ 23,379	17,667	16,145	20,236	14,644	14,037	12,533	12,653	10,244	10,010	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index
Account Value	$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index (net div.)
Account Value	$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
ICE BofA 1-3 Year US Corporate & Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate & Government Index
Account Value	$ 11,690	10,999	10,647	11,206	11,203	10,836	10,330	10,288	10,219	10,088	10,000
ICE BofA 1-3 Year US Treasury & Agency Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury & Agency Index
Account Value	$ 11,422	10,800	10,491	11,006	11,031	10,691	10,227	10,200	10,173	10,081	10,000
Global 25/75 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global 25/75 Composite Index
Account Value	$ 14,191	12,672	12,066	13,040	12,018	11,631	10,953	10,876	10,242	10,082	10,000
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value	$ 11,736	11,094	10,734	11,070	11,086	10,835	10,416	10,296	10,203	10,085	10,000
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI Index (net div.)
Account Value	$ 23,070	17,453	15,964	20,126	14,591	14,009	12,512	12,658	10,247	10,011	10,000
Global 60/40 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global 60/40 Composite Index
Account Value	$ 18,085	14,933	13,935	16,140	13,277	12,750	11,694	11,702	10,266	10,061	10,000
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value	$ 11,736	11,094	10,734	11,070	11,086	10,835	10,416	10,296	10,203	10,085	10,000
MSCI World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net div.)
Account Value	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
MSCI World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net div.)
Account Value	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,392	$ 17,860	$ 17,836	$ 19,178	$ 13,340	$ 14,432	$ 12,977	$ 12,595	$ 10,693	$ 10,053	$ 10,000